PRINCIPAL ACCOUNTING POLICIES - Accrued liability for customer reward program and revenue recognition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Accrued liability for rewards program	¥ 2,452	$ 336	¥ 1,044